UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22549

NORTHERN LIGHTS FUND TRUST II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

_______________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2635

Date of fiscal year ends: October 31, November 30, December 31, May 31, August 31, March 31 and February 28

Date of reporting period: July 1, 2019 – June 30, 2020

ITEM 1. PROXY VOTING RECORD:

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Appended hereto is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2020 with respect to which the Registrant was entitled to vote:

Registrant:		NORTHERN LIGHTS FUND TRUST II - Essential 40 Stock Fund							Item 1, Exhibit A
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	FedEx Corp.	FDX	31428X106	Annual 9/23/2019	Election of Directors	MGMT	Y	For	For
2					Compensation	MGMT	Y	For	For
3					Stock Incentive	MGMT	Y	For	For
4					Ratification of Auditor	MGMT	Y	For	For
5					Stockholder Lobby Act.	Shareholer	Y	Abs	Against
6					Employee Rep on Board	Shareholer	Y	Abs	Against
7	Sysco Corp.	SYY	871829107	Annual 11/15/2019	Election of Directors	MGMT	Y	For	For
8					Executive Compensation	MGMT	Y	For	For
9					Ratification of Auditor	MGMT	Y	For	For
10					Independent Board Chair	Shareholer	Y	Abs	Against
11	Automatic Data Processing, Inc.	ADP	53015103	Annual 11/12/2019	Election of Directors	MGMT	Y	For	For
12					Executive Compensation	MGMT	Y	For	For
13					Ratification of Auditor	MGMT	Y	For	For
14	Microsoft Corp.	MSFT	595918104	Annual 12/4/2019	Election of Directors	MGMT	Y	For	For
15					Executive Compensation	MGMT	Y	For	For
16					Ratification of Auditor	MGMT	Y	For	For
17					Employee Rep on Board	Shareholer	Y	Abs	Against
18					Gender Pay Gap	Shareholer	Y	Abs	Against
19	Palo Alto Networks, Inc.	PANW	697435105	Annual 12/9/2019	Election of Directors	MGMT	Y	For	For
20					Ratification of Auditor	MGMT	Y	For	For
21					Executive Compensation	MGMT	Y	For	For
22	Cisco Systems, Inc.	CSCO	17275R102	Annual 12/10/2019	Election of Directors	MGMT	Y	For	For
23					Executive Compensation	MGMT	Y	For	For
24					Ratification of Auditor	MGMT	Y	For	For
25					Independent Board Chair	Shareholer	Y	Abs	Against
26	Costco Wholesale Corp.	COST	22160K105	Annual 01/22/2020	Election of Directors	MGMT	Y	For	For
27					Ratification of Auditor	MGMT	Y	For	For
28					Executive Compensation	MGMT	Y	For	For
29					Amend Art of Incorp to permit removal of director w/o cause	MGMT	Y	Abs	For
30					Director Skill Matrix and Disclosure	Shareholer	Y	Abs	Against
31	Visa Inc.	V	92826C839	Annual 1/28/2020	Election of Directors	MGMT	Y	For	For
32					Executive Compensation	MGMT	Y	For	For
33					Ratification of Auditor	MGMT	Y	For	For
34	Apple Inc.	AAPL	37833100	Annual 2/26/2020	Election of Directors	MGMT	Y	For	For
35					Ratification of Auditor	MGMT	Y	For	For
36					Executive Compensation	MGMT	Y	For	For
37					Shareholder Proxy Access Amend	Shareholer	Y	Abs	Against
38					Sustainability of exec compensation	Shareholer	Y	Abs	Against
39					Policies on freedom of expression	Shareholer	Y	Abs	Against
40	Dow Inc.	DOW	260557103	Annual 4/9/2020	Election of Directors	MGMT	Y	For	For
41					Executive Compensation	MGMT	Y	For	For
42					Executive Compensation Frequency	MGMT	Y	Abs	For
43					Ratification of Auditor	MGMT	Y	For	For
44	Berkshire Hathaway Inc.	BRK B	84670702	Annual 5/1/2020	Election of Directors	MGMT	Y	For	For
45					Executive Compensation	MGMT	Y	For	For
46					Executive Compensation Frequency	MGMT	Y	1 Year	3 Year
47					Proposal regarding diversity	Shareholer	Y	Abs	Against
48	The Boeing Co.	BA	97023105	Annual 4/27/2020	Election of Directors	MGMT	Y	For	For
49					Executive Compensation	MGMT	Y	For	For
50					Ratification of Auditor	MGMT	Y	For	For
51					Director Skill Matrix and Disclosure	Shareholer	Y	Abs	Against
52					Lobbying Activities	Shareholer	Y	Abs	Against
53					Independent Board Chair	Shareholer	Y	Abs	Against
54					Written Consent	Shareholer	Y	For	Against
55					Mandatory Retention of Significant Stock by Employees	Shareholer	Y	Abs	Against
56	Johmson & Johnson	JNJ	478160104	Annual 4/22/2020	Election of Directors	MGMT	Y	For	For
57					Executive Compensation	MGMT	Y	For	For
58					Ratification of Auditor	MGMT	Y	For	For
59					Amend Art of Incorp to permit removal of director w/o cause	MGMT	Y	Abs	For
60					Independent Board Chair	Shareholer	Y	Abs	Against
61					Governance of Opioids-Related Risk	Shareholer	Y	Abs	Against
62	Lockheed Martin Corp.	LMT	539830109	Annual 4/22/2020	Election of Directors	MGMT	Y	For	For
63					Ratification of Auditor	MGMT	Y	For	For
64					Executive Compensation	MGMT	Y	For	For
65					Approval of Incentive Performance Plan	MGMT	Y	Abs	For
66					Written Consent	Shareholer	Y	For	Against
67	CME Group Inc.	CME	12572Q105	Annual 5/6/2020	Election of Directors	MGMT	Y	For	For
68					Ratification of Auditor	MGMT	Y	For	For
69					Executive Compensation	MGMT	Y	For	For
70	General Electric Co.	GE	369604103	Annual 5/5/2020	Election of Directors	MGMT	Y	For	For
71					Independent Board Chair	Shareholer	Y	Abs	Against
72	Bristol-Myers Squibb Co.	BMY	110122108	Annual 5/5/2020	Election of Directors	MGMT	Y	For	For
73					Executive Compensation	MGMT	Y	For	For
74					Ratification of Auditor	MGMT	Y	For	For
75					Separate Chair and CEO	Shareholer	Y	Abs	Against
76					Written Consent	Shareholer	Y	For	Against
77	Arch-Dan-Midland Co.	ADM	39483102	Annual 5/7/2020	Election of Directors	MGMT	Y	For	For
78					Executive Compensation	MGMT	Y	For	For
79					Approval of Incentive Performance Plan	MGMT	Y	Abs	For
80	Verizon Comm. Co.	VZ	92343V104	Annual 5/7/2020	Election of Directors	MGMT	Y	For	For
81					Executive Compensation	MGMT	Y	For	For
82					Ratification of Auditor	MGMT	Y	For	For
83					Non-qualified Savings Plan Earnings	Shareholer	Y	Abs	Against
84					Special Shareholder Meetings	Shareholer	Y	Abs	Against
85					Lobbying Activities	Shareholer	Y	Abs	Against
86					User Privacy Metric	Shareholer	Y	Abs	Against
87					Amend Severance Approval Policy	Shareholer	Y	Abs	Against
88	Duke Energy Corp.	DUK	26441C204	Annual 5/7/2020	Election of Directors	MGMT	Y	For	For
89					Ratification of Auditor	MGMT	Y	For	For
90					Executive Compensation	MGMT	Y	For	For
91					Independent Board Chair	Shareholer	Y	Abs	Against
92					Eliminating Supermajority voting provisions	Shareholer	Y	For	None
93					Semi-annual report of political contributions	Shareholer	Y	Abs	Against
94					Lobbying Activities	Shareholer	Y	Abs	Against
95	Nutrien Ltd.	NTR	67077M108	Annual 5/6/2020	Election of Directors	MGMT	Y	For	For
96					Ratification of Auditor	MGMT	Y	For	For
97					Executive Compensation	MGMT	Y	For	For
98	International Paper Co.	IP	460146103	Annual 5/11/2020	Election of Directors	MGMT	Y	For	For
99					Ratification of Auditor	MGMT	Y	For	For
100					Executive Compensation	MGMT	Y	For	For
101					Special Shareholder Meetings Threshold	Shareholer	Y	Abs	Against
102	Waste Mgmt., Inc.	WM	94106L109	Annual 5/12/2020	Election of Directors	MGMT	Y	For	For
103					Ratification of Auditor	MGMT	Y	For	For
104					Executive Compensation	MGMT	Y	For	For
105					Increase Employee Stock Purchase Plan	MGMT	Y	For	For
106	3M Co.	MMM	88579Y101	Annual 5/12/2020	Election of Directors	MGMT	Y	For	For
107					Ratification of Auditor	MGMT	Y	For	For
108					Executive Compensation	MGMT	Y	For	For
109					Target amounts for CEO compensation	Shareholer	Y	Abs	Against
110	Masco Corp.	MAS	574599106	Annual 5/12/2020	Election of Directors	MGMT	Y	For	For
111					Executive Compensation	MGMT	Y	For	For
112					Ratification of Auditor	MGMT	Y	For	For
113	Xylem Inc.	XYL	98419M100	Annual 5/13/2020	Election of Directors	MGMT	Y	For	For
114					Ratification of Auditor	MGMT	Y	For	For
115					Executive Compensation	MGMT	Y	For	For
116					Lower special meeting voting threshold from 25% to 15%	Shareholer	Y	Abs	Against
117	Intel Corp.	INTC	458140100	Annual 5/14/2020	Election of Directors	MGMT	Y	For	For
118					Ratification of Auditor	MGMT	Y	For	For
119					Executuve Compensation	MGMT	Y	For	For
120					Restatement of Employee Stock Purchase Plan 2006	MGMT	Y	For	For
121					Written Consent	Shareholer	Y	For	Against
122					Gender Pay Gap	Shareholer	Y	Abs	Against
123	JPMorgan Chase & Co.	JPM	46625H100	Annual 5/19/2020	Election of Directors	MGMT	Y	For	For
124					Executive Compensation	MGMT	Y	For	For
125					Ratification of Auditor	MGMT	Y	For	For
126					Independent Board Chair	Shareholer	Y	Abs	Against
127					Oil and Gas financing Artic and Can Sands	Shareholer	Y	Abs	Against
128					Climate change risk	Shareholer	Y	Abs	Against
129					Written Consent	Shareholer	Y	For	Against
130					Charitable Contribution Disclose	Shareholer	Y	Abs	Against
131					Gender Pay Gap	Shareholer	Y	Abs	Against
132	Chubb Limited	CB	H0023R105	Annual 5/20/2020	Approval of financial statements	MGMT	Y	For	For
133					Allocation of disposable profits	MGMT	Y	For	For
134					Discharge of the Board of Directors	MGMT	Y	For	For
135					Ratification of Auditor	MGMT	Y	For	For
136					Election of Directors	MGMT	Y	For	For
137					Election of Directors - Chairman	MGMT	Y	For	For
138					Election of Compensation Committee	MGMT	Y	For	For
139					Election Homburger AG	MGMT	Y	For	For
140					Admend to Articles of Assoc. relating to authority	MGMT	Y	Abs	For
141	The Home Depot, Inc.	HD	437076102	Annual 5/21/2020	Election of Directors	MGMT	Y	For	For
142					Ratification of Auditor	MGMT	Y	For	For
143					Executive Compensation	MGMT	Y	For	For
144					Written Consent	Shareholer	Y	For	Against
145					EEO-1 Disclosure	Shareholer	Y	Abs	Against
146					Executive Ownership Guidelines	Shareholer	Y	Abs	Against
147					Electioneering Contributions Congruency Analysis	Shareholer	Y	Abs	Against
148	Amazon.com, Inc.	AMZN	23135106	Annual 5/27/2020	Election of Directors	MGMT	Y	For	For
149					Ratification of Auditor	MGMT	Y	For	For
150					Executive Compensation	MGMT	Y	For	For
151					Lower special meeting voting threshold	MGMT	Y	For	For
152					Food Waste	Shareholer	Y	Abs	Against
153					Customer use of certain tech	Shareholer	Y	Abs	Against
154					Customer misuse of certain tech	Shareholer	Y	Abs	Against
155					Restrict certain products	Shareholer	Y	Abs	Against
156					Independent Board Chair	Shareholer	Y	Abs	Against
157					Gender Pay Gap	Shareholer	Y	Abs	Against
158					Community Impact	Shareholer	Y	Abs	Against
159					Discrimination	Shareholer	Y	Abs	Against
160					Promotional Data	Shareholer	Y	Abs	Against
161					Reduction in threshold for calling special meetings	Shareholer	Y	Abs	Against
162					Supply Chain Report	Shareholer	Y	Abs	Against
163					Lobbying Activities	Shareholer	Y	Abs	Against
164	Facebook, Inc.	FB	30303M102	Annual 5/27/2020	Election of Directors	MGMT	Y	For	For
165					Ratification of Auditor	MGMT	Y	For	For
166					Executive Compensation	MGMT	Y	For	For
167					Change in stockholder voting	Shareholer	Y	Abs	Against
168					Independent Board Chair	Shareholer	Y	Abs	Against
169					Majority voting of directors	Shareholer	Y	Abs	Against
170					Political advertising	Shareholer	Y	Abs	Against
171					Human/Civil Rights expert on Board	Shareholer	Y	Abs	Against
172					Civil and human rights risks	Shareholer	Y	Abs	Against
173					Child exploitation	Shareholer	Y	Abs	Against
174					Gender Pay Gap	Shareholer	Y	Abs	Against
175	UnitedHealth Group Incorp.	UNH	91324P102	Annual 6/1/2020	Election of Directors	MGMT	Y	For	For
176					Executive Compensation	MGMT	Y	For	For
177					Ratification of Auditor	MGMT	Y	For	For
178					2020 Stock Incentive Plan	MGMT	Y	For	For
179					Any material admendment to Co. Bylaws subject to shareholder vote	Shareholer	Y	Abs	Against
180	Comcast Corp.	CMCSA	20030N101	Annual 6/3/2020	Election of Directors	MGMT	Y	For	For
181					Ratification of Auditor	MGMT	Y	For	For
182					Approval of admended 2003 stock option plan	MGMT	Y	For	For
183					Approval of admended 2002 restricted stock plan	MGMT	Y	For	For
184					Executive Compensation	MGMT	Y	For	For
185					Lobbying Activities	Shareholer	Y	Abs	Against
186					Independent Board Chair	Shareholer	Y	Abs	Against
187					Sexual Harassement Report	Shareholer	Y	Abs	Against
188	Alphabet Inc.	GOOGL	02079K305	Annual 6/3/2020	Election of Directors	MGMT	Y	For	For
189					Ratification of Auditor	MGMT	Y	For	For
190					Amend 2012 Stock Plan	MGMT	Y	For	For
191					Executive Compensation	MGMT	Y	For	For
192					Equal Shareholder voting	Shareholer	Y	Abs	Against
193					Arbitration of employee-related claims	Shareholer	Y	Abs	Against
194					Human/Civil Rights oversight	Shareholer	Y	Abs	Against
195					Any material admendment to Co. Bylaws subject to shareholder vote	Shareholer	Y	Abs	Against
196					Sustainability metrics	Shareholer	Y	Abs	Against
197					Takedown requests	Shareholer	Y	Abs	Against
198					Majority voting of directors	Shareholer	Y	Abs	Against
199					Gender Pay Gap	Shareholer	Y	Abs	Against
200					Human/Civil Rights expert on Board	Shareholer	Y	Abs	Against
201					Whistleblower policies report	Shareholer	Y	Abs	Against
202	American Airlines Group Inc.	AAL	02376R102	Annual 6/10/2020	Election of Directors	MGMT	Y	For	For
203					Ratification of Auditor	MGMT	Y	For	For
204					Executive Compensation	MGMT	Y	For	For
205					Political contributions report	Shareholer	Y	Abs	Against
206	General Motors Co.	GM	37045V100	Annual 6/16/2020	Election of Directors	MGMT	Y	For	For
207					Frequency of vote on executive compensation	MGMT	Y	1 Year	1 Year
208					Ratification of Auditor	MGMT	Y	For	For
209					2020 Long-term Incentive Plan	MGMT	Y	For	For
210					Shareholder written consent	Shareholer	Y	Abs	Against
211					Proxy access Shareholder aggregation limit	Shareholer	Y	Abs	Against
212					Human rights policy	Shareholer	Y	Abs	Against
213					Lobbying Activities	Shareholer	Y	Abs	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NORTHEN LIGHST FUND TRUST II

By (Signature and Title)* /s/ Kevin Wolf

Kevin Wolf, President

Date: August 27, 2020

* Print the name and title of each signing officer under his or her signature.